UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	81121237

Unified Series Trust

431 North Pennsylvania, Indianapolis, IN 46204

Terrance P. Gallagher.

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Crawford Dividend Growth Fund

Annual Report

December 31, 2006

Fund Advisor:

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW, Suite 1650

Atlanta, Georgia 30339

For a prospectus and more information, including charges and expenses call 1-800-431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc.,Member NASD, SIPC, 431 N. Pennsylvania St. Indianapolis, IN 46204

Crawford Dividend Growth Fund

Management’s Discussion & Analysis

For the twelve months ended December 31, 2006, the Crawford Dividend Growth Fund Class C shares returned 16.02% and Class I shares returned 16.86%, outperforming the S&P 500 which returned 15.78% and underperforming the Russell 1000 Value Index which returned 22.25% for the same period. During the course of 2006, it was the Fund’s policy to remain fully invested in common stocks, which we classify as 95% or greater.

The strong investment performance of the Fund can be attributed to the fact that all economic sectors in which the Fund was invested produced positive returns. The sectors were led by telecommunications where we were invested in SBC, which became AT&T after the merger was completed. The financial sector (including insurance holdings) remains our largest commitment with an average weighting of just under 30% of the portfolio’s assets for the year. We are attracted to the characteristics that these investments offer. In this sector we are able to identify attractive dividend yield, dividend growth, earnings growth, and price to earnings ratios that in our opinion are reasonable relative to the overall market.

We believe quality is a hallmark characteristic of the portfolio, and we believe over time investing in high quality companies with attractive valuations is a prudent way of producing attractive long-term returns. In 2006 we held over 90% of the portfolio’s assets in stocks with an S&P Quality rating of B+ or better. As in 2005, quality was not a positive contributor to the portfolio’s returns this past year. Stocks rated B were the best performing group within the portfolio and had a return in excess of 40%. Our investment philosophy leads us to purchase high quality stocks with stable earnings and cash flow when we believe they represent attractive value. As the economy moves into the later stages of the expansion, we believe investors will be attracted to stable businesses which offer more consistent earnings growth.

We enter 2007 with a generally favorable outlook for the capital markets. We expect the economy to continue to grow but at a slower pace in 2007 compared to 2006, and for inflation to remain well contained at the core level. We believe overall corporate earnings can improve on the order of 7% to 8%. Combined with steady valuations in the stock market and a dividend yield of 2.4%, we believe the Fund is positioned to earn reasonable returns in 2007.

Thank you for your investment in the Crawford Dividend Growth Fund.

The views expressed are those of the investment adviser as of December 31, 2006 and are not intended as a forecast or as investment recommendations.

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

* In compliance with SEC guidelines, these returns are presented above with and without a deduction of maximum sales charges and other non-recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

** The S&P 500 Index and the Russell 1000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the S&P 500 Index and the Russell 1000 Value Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on January 27, 2004 (commencement of Fund operations) and held through December 31, 2006. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, please call 1-800-431-1716. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

The chart above assumes an initial investment of $10,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2006. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, please call 1-800-431-1716. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

Fund Holdings – (Unaudited)

1As a percentage of net assets

2 Common Stock.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to shareholders. The Fund may invest up to 20% of its assets in fixed income investments rated A+ or better by Standard & Poor’s, including U.S. Government securities, corporate debt securities, mortgage-backed securities and convertible securities. The Fund may invest its assets in American Depository Receipts (“ADRs”). ADRs are receipts, issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (loads) for Class C shares of the Fund; short-term redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (for Class C shares of the Fund) and other Fund expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the contingent deferred sales charge (load) imposed on redemptions of Class C shares made less than one year after purchase. The second line of each table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the contingent deferred sales charge (load) imposed by the Fund would increase your expenses.

Crawford Dividend Growth Fund – Class C	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During the Period* (July 1 2006 – December 31, 2006)
Actual	$1,000.00	$1,122.99	$10.67
Hypothetical **	$1,000.00	$1,015.15	$10.13
*Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Crawford Dividend Growth Fund – Class I	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During the Period* (July 1, 2006 – December 31, 2006)
Actual	$1,000.00	$1,128.09	$5.36
Hypothetical **	$1,000.00	$1,020.17	$5.09
*Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Crawford Dividend Growth Fund
Schedule of Investments
December 31, 2006

Common Stocks - 98.55%	Shares	Value

Accident & Health Insurance - 2.82%
AFLAC, Inc.	23,775	$1,093,650

Computer & Office Equipment - 3.49%
International Business Machines Corp.	13,900	1,350,385

Construction, Mining & Materials Handling Machinery & Equipment - 3.10%
Dover Corp.	24,500	1,200,990

Drilling Oil & Gas Wells - 1.89%
Helmerich & Payne, Inc.	29,875	731,041

Electronic & Other Electrical Equipment - 3.42%
General Electric Co.	35,600	1,324,676

Financial Services - 3.34%
American Capital Strategies, Inc.	28,000	1,295,280

Fire, Marine & Casualty Insurance - 3.50%
American International Group, Inc.	18,900	1,354,374

Footwear (No Rubber) - 3.42%
Wolverine World Wide, Inc.	46,525	1,326,893

General Industrial Machinery & Equipment - 3.11%
Illinois Tool Works, Inc.	26,100	1,205,559

Insurance Agents, Brokers & Service - 2.91%
Arthur J. Gallagher & Co.	38,200	1,128,810

National Commercial Banks - 9.97%
Bank of America Corp.	23,000	1,227,970
Citigroup, Inc.	25,200	1,403,640
U.S. Bancorp	34,000	1,230,460
		3,862,070

Orthopedic, Prosthetic, & Surgical Appliances & Supplies - 3.45%
Biomet, Inc.	32,400	1,337,148

Perfumes, Cosmetics & Other Toilet Preparations - 2.90%
Colgate-Palmolive Co.	17,200	1,122,128

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
December 31, 2006

Common Stocks - 98.55% - continued	Shares	Value

Personal Credit Institutions - 3.10%
SLM Corp.	24,650	$1,202,180

Petroleum Refining - 6.49%
Chevron Corp.	17,000	1,250,010
Exxon Mobil Corp.	16,500	1,264,395
		2,514,405

Pharmaceutical Preparations - 9.32%
Abbott Laboratories, Inc.	25,250	1,229,927
Johnson & Johnson	18,500	1,221,370
Pfizer, Inc.	44,725	1,158,378
		3,609,675

Public Building & Related Furniture - 3.02%
Johnson Controls, Inc.	13,600	1,168,512

Retail - Drug Stores and Proprietary Stores - 3.14%
Walgreen Co.	26,500	1,216,085

Retail - Lumber & Other Building Materials Dealers - 3.47%
Home Depot, Inc.	33,500	1,345,360

Retail - Variety Stores - 3.04%
Wal-Mart Stores, Inc.	25,500	1,177,590

Ship, Boat Building & Repairing - 3.24%
General Dynamics Corp.	16,900	1,256,515

State Commercial Banks - 3.32%
Northern Trust Corp.	21,200	1,286,628

Surety Insurance - 3.20%
AMBAC Financial Group, Inc.	13,900	1,238,073

Telephone Communications - 3.41%
AT&T, Inc.	37,000	1,322,750

Wholesale - Durable Goods - 2.92%
W.W. Grainger, Inc.	16,175	1,131,280

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
December 31, 2006

Common Stocks - 98.55% - continued	Shares	Value

Wholesale - Groceries & Related Products - 3.56%
Sysco Corp.	37,575	$1,381,257

TOTAL COMMON STOCKS (Cost $32,426,098)		38,183,314

Money Market Securities - 1.27%
Huntington Money Market Fund - Investment Shares, 4.17% (a)	492,499	492,499

TOTAL MONEY MARKET SECURITIES (Cost $492,499)		492,499

TOTAL INVESTMENTS (Cost $32,918,597) - 99.82%		$38,675,813

Other assets less liabilities - 0.18%		67,835

TOTAL NET ASSETS - 100.00%		$38,743,648

(a) Variable rate security; the money market rate shown represents the rate at December 31, 2006.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Statement of Assets and Liabilities
December 31, 2006

Assets
Investments in securities, at market value (cost $32,918,597)	$38,675,813
Dividends receivable	82,701
Prepaid expenses	2,399
Interest receivable	4,089
Advisory receivable	5,167
Total assets	38,770,169

Liabilities
Payable to Fund Accountant, Fund Administrator and Transfer Agent	8,280
Payable to custodian	550
Accrued 12b-1 fees, Class C	2,643
Accrued trustee and officer expenses	375
Other accrued expenses	14,673
Total liabilities	26,521

Net Assets	$38,743,648

Net Assets consist of:
Paid in capital	$33,242,637
Undistributed net investment income	3,341
Accumulated net realized loss from investment transactions	(259,546)
Net unrealized appreciation on investments	5,757,216

Net Asset Value	$38,743,648

Class C:

Net Assets	$378,846

Shares outstanding (unlimited number of shares authorized)	31,086

Net asset value and offering price per share	$12.19

Redemption price per share ($12.19 * 0.99) (a)	$12.07

Class I:

Net Assets	$38,364,802

Shares outstanding (unlimited number of shares authorized)	3,146,217

Net asset value, offering and redemption price per share	$12.19

(a) The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on Class C shares redeemed less than one year after they are purchased

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Statement of Operations
For the fiscal year ended December 31, 2006

Investment Income
Dividend income	$866,821
Interest income	30,227
Total Income	897,048

Expenses
Investment advisor fees (a)	345,428
12b-1 fees, Class C (a)	3,765
Administration expenses	42,867
Transfer agent expenses	27,857
Fund accounting expenses	25,768
Legal expenses	14,195
Registration expenses (Class C - $1,107; Class I - $9,570)	10,677
Insurance expenses	7,955
Auditing expenses	13,450
Custodian expenses	6,381
Trustee expenses	5,379
CCO expenses	5,076
Pricing expenses	4,316
Report printing expenses	3,844
Miscellaneous expenses	3,034
24f-2 expenses	912
Total Expenses	520,904
Fees waived and expenses reimbursed (a)	(171,713)
Net operating expenses	349,191
Net Investment Income	547,857

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities	198,271
Change in unrealized appreciation (depreciation) on investment securities	4,752,320
Net realized and unrealized gain on investment securities	4,950,591
Net increase in net assets resulting from operations	$5,498,448

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Statements of Changes In Net Assets

	Year ended	Year ended
Increase (Decrease) in Net Assets Due To:	December 31, 2006	December 31, 2005
Operations:
Net investment income	$547,857	$378,475
Net realized gain (loss) on investment securities	198,271	(390,356)
Change in unrealized appreciation (depreciation) on investment securities	4,752,320	(787,218)
Net increase (decrease) in net assets resulting from operations	5,498,448	(799,099)

Distributions to shareholders:
From net investment income, Class C	(2,265)	(2,136)
From net investment income, Class I	(542,251)	(377,417)
From net realized gain, Class C	-	(88)
From net realized gain, Class I	-	(7,514)
Change in net assets from distributions	(544,516)	(387,155)

Capital Share Transactions - Class C
Proceeds from sale of shares	41,064	282,880
Reinvestment of distributions	2,208	2,068
Shares redeemed	(86,320)	(132,591)
Net increase (decrease) in net assets resulting
from Class C share transactions	(43,048)	152,357

Capital Share Transactions - Class I
Proceeds from sale of shares	5,946,839	11,405,073
Reinvestment of distributions	531,058	378,388
Shares redeemed	(3,940,191)	(2,291,077)
Net increase in net assets resulting
from Class I share transactions	2,537,706	9,492,384

Net increase in net assets resulting
from share transactions	2,494,658	9,644,741

Total increase in Net Assets	7,448,590	8,458,487

Net Assets
Beginning of year	31,295,058	22,836,571

End of year	$38,743,648	$31,295,058

Accumulated undistributed net investment income included in net assets	$3,341	$ -

Capital Share Transactions - C Shares
Shares sold	3,730	26,511
Shares issued in reinvestment of distributions	180	194
Shares repurchased	(7,657)	(12,731)

Net increase (decrease) from capital share transactions	(3,747)	13,974

Capital Share Transactions - I Shares
Shares sold	538,609	1,072,316
Shares issued in reinvestment of distributions	43,352	35,573
Shares repurchased	(357,709)	(216,905)

Net increase from capital share transactions	224,252	890,984

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund - Class C
Financial Highlights
(For a share outstanding during the period)

	Year Ended	Year Ended		Period Ended
	December 31, 2006	December 31, 2005		December 31, 2004	(a)

Selected Per Share Data
Net asset value, beginning of period	$10.57	$11.14		$10.32
Income from investment operations:
Net investment income	0.07	0.06		0.07
Net realized and unrealized gain (loss)	1.62	(0.57)		0.84
Total from investment operations	1.69	(0.51)		0.91
Less Distributions to shareholders:
From net investment income	(0.07)	(0.06)		(0.08)
From net realized gain	-	-	(b)	(0.01)
Total distributions	(0.07)	(0.06)		(0.09)

Paid in capital from CDSC fees	-	-		-	(c)

Net asset value, end of period	$12.19	$10.57		$11.14

Total Return (d)	16.02%	-4.54%		8.82%	(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$379	$368		$232
Ratio of expenses to average net assets	2.00%	2.00%		2.00%	(f)
Ratio of expenses to average net assets
before waiver & reimbursement	2.76%	2.18%		6.06%	(f)
Ratio of net investment income to
average net assets	0.57%	0.37%		1.45%	(f)
Ratio of net investment income to
average net assets before waiver & reimbursement	(0.19)%	0.20%		(2.61)%	(f)
Portfolio turnover rate	35.04%	34.53%		32.09%

(a) For the period January 27, 2004 (Commencement of Operations) toDecember 31, 2004.

(b) Distribution rounds to less than $0.005 per share

(c) CDSC fees resulted in less than $0.005 per share.

(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns stated do not include effect of the CDSC fee.

(e) Not annualized.

(f) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund - Class I
Financial Highlights
(For a share outstanding during the period)
	Year Ended	Year Ended		Period Ended
	December	December		December
	31, 2006	31, 2005		31, 2004	(a)

Selected Per Share Data
Net asset value, beginning of period	$10.58	$11.13		$10.00
Income from investment operations:
Net investment income	0.18	0.13		0.12
Net realized and unrealized gain (loss)	1.60	(0.55)		1.14
Total from investment operations	1.78	(0.42)		1.26
Less Distributions to shareholders:
From net investment income	(0.17)	(0.13)		(0.12)
From net realized gain	-	-	(b)	(0.01)
Total distributions	(0.17)	(0.13)		(0.13)

Net asset value, end of period	$12.19	$10.58		$11.13

Total Return (c)	16.86%	-3.74%		12.62%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$38,365	$30,927		$22,604
Ratio of expenses to average net assets	1.00%	1.00%		1.00%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement	1.50%	1.55%		2.52%	(e)
Ratio of net investment income to
average net assets	1.60%	1.38%		2.47%	(e)
Ratio of net investment income to
average net assets before waiver & reimbursement	1.10%	0.83%		0.95%	(e)
Portfolio turnover rate	35.04%	34.53%		32.09%

(a) For the period January 5, 2004 (Commencement of Operations) to December 31, 2004.
(b) Distribution rounds to less than $0.005 per share.

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund

Notes to the Financial Statements

December 31, 2006

NOTE 1.	ORGANIZATION

Crawford Dividend Growth Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on December 7, 2003. The Trust is a open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees of the Trust (the “Board”). Operations were authorized to commence on January 2, 2004. The investment objective of the Fund is to provide total return. The investment advisor to the Fund is Crawford Investment Counsel, Inc. (the “Advisor”).

The Fund currently offers two classes of shares, Class C and Class I. Class I shares were first offered to the public on January 5, 2004; and Class C shares were first offered to the public on January 27, 2004. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The investment objective of the Fund is to provide total return.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a country or region.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

December 31, 2006

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended December 31, 2006, there were no reclassifications.

Contingent Deferred Sales Charges – With respect to Class C Shares, there is no initial sales charge on purchases; however, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current net asset value (“NAV”), will be imposed on such purchases if the shares are redeemed within 12 months after they are purchased. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.

Accounting for Uncertainty in Income Taxes - In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

December 31, 2006

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. The Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund’s total annual operating expenses, excluding any 12b-1 fees (Class C shares only), brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.00% of its average daily net assets through its fiscal year ending December 31, 2007. For the fiscal year ended December 31, 2006, the Advisor earned fees of $345,428 from the Fund, before waiver of fees. For the fiscal year ended December 31, 2006, the Advisor waived fees of $166,087. At December 31, 2006, the Advisor owed the Fund $5,167.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the fiscal year ended December 31, 2006, Unified earned fees of $42,867 for administrative services provided to the Fund. As of December 31, 2006, the Fund owed Unified $3,900 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”) and Distributor. For the fiscal year ended December 31, 2006, Huntington National Bank earned fees of $6,381 for custody services provided to the Fund. As of December 31, 2006, the Fund owed Huntington National Bank $550 for custodian fees.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the fiscal year ended December 31, 2006, Unified earned fees of $22,264 from the Fund for transfer agent services provided to the Fund and $5,593 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the fiscal year ended December 31, 2006, Unified earned fees of $25,768 from the Fund for fund accounting services provided to the Fund. As of December 31, 2006, the Fund owed Unified $1,870 for transfer agent services, $375 in reimbursement of out-of-pocket expenses and $2,135 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made by the Fund to the Distributor during the fiscal year ended December 31, 2006. An officer of the Trust is an officer of the Distributor and may be deemed to be an affiliate of the Distributor. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

December 31, 2006

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Fund has adopted a Distribution Plan for Class C shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), under which the class is authorized to incur expenses at a maximum annual rate of 1.00% of the average daily net assets for Class C, which includes up to 0.75% for distribution services and up to 0.25% for shareholder services. The 12b-1 payments are made to the Advisor, as the disbursing agent, to pay for eligible expenses. The expenses may include, but are not limited to, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plan) who engage in or support distribution of shares; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plan. The Plan is designed to promote the sale of shares of the Fund. The Plan is a compensation plan, which means that the compensation is provided regardless of 12b-1 expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund under the Plan. For the fiscal year ended December 31, 2006, the Fund incurred 12b-1 expenses of $3,765. As of December 31, 2006, the Fund owed the Advisor $2,643 in 12b-1 fees.

NOTE 4.	INVESTMENT TRANSACTIONS

For the fiscal year ended December 31, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

As of December 31, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At December 31, 2006, the aggregate cost of securities for federal income tax purposes was $33,008,488.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

December 31, 2006

NOTE 6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2006, Ameritrade Inc., for the benefit of its customers, owned 40.27% of the Class I shares. First Clearing, LLC, for the benefit of its customers, owned 37.62% of the Class C shares and Morgan Keegan & Co., for the benefit of its customers, owned 60.15% of the Class C shares.

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2006, the Fund paid an income distribution of $0.1747 per share to Class I shareholders of record on December 27, 2006.

On December 28, 2006, the Fund paid an income distribution of $0.0733 per share to Class C shareholders of record on December 27, 2006.

The tax character of distributions paid during the fiscal years 2006 and 2005 was as follows:

As of December 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation as of December 31, 2006 was attributable primarily to the tax deferral of losses on wash sales in the amount of $89,891.

NOTE 8.	CAPITAL LOSS CARRYFORWARDS

At December 31, 2006, the Fund had available for federal income tax purposes an unused capital loss carryforward of $169,655, which is available for offset against future net capital gains through 2013. To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount will not be distributed to shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees of

Crawford Dividend Growth Fund

(Unified Series Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Crawford Dividend Growth Fund (the “Fund”), a series of the Unified Series Trust, as of December 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Crawford Dividend Growth Fund as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

(f.k.a. Cohen McCurdy, Ltd.)

Westlake, Ohio

February 26, 2007

TRUSTEES AND OFFICERS - (Unaudited)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and officers.

Independent Trustees

Name, Address*, (Date of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (1947) Independent Trustee, December 2002 to present

Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. since 1992; Chairman of the investment committee for W.H. Donner Foundation and Donner Canadian Foundation, since June 2005; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005; Trustee of Access Variable Insurance Trust from April 2003 to August 2005; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Stephen A. Little (1946) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (1950) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004, Vice President and General Manager from 1990 to 2003; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of The Unified Funds from 1994 to 2002; Trustee of Firstar Select Funds, a REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Ronald C. Tritschler (1952)*** Trustee, December 2002 to present

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001, Executive Vice President and Director from 1990 to 2000; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Principal Officers

Name, Address*, (Date of Birth), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Anthony J. Ghoston (1959) President, July 2004 to present

President of Unified Fund Services, Inc., the Trust’s administrator, since June 2005, Executive Vice President from June 2004 to June 2005, Senior Vice President from April 2003 to June 2004; Senior Vice President and Chief Information Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 1997 to November 2004; President of AmeriPrime Advisors Trust from July 2004 to September 2005; President of AmeriPrime Funds from July 2004 to July 2005; President of CCMI Funds from July 2004 to March 2005.

Terrance P. Gallagher, JD, CPA (1958)**** Vice President, July 2006 to present; Chief Financial Officer and Treasurer, August 2006 to present

Senior Vice President, Director of Compliance of Unified Fund Services, Inc., the Trust's administrator, since November, 2004; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since October 2005; Partner in Precision Marketing Partners and The Academy of Financial Services Studies, LLC from December 1998 to October 2004;  Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds from February 1987 to November 1998.

Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, from December 2004 to October 2005 and from 1997 to 2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 2000 to 2004.

Heather Bonds (1975) Secretary, July 2005 to present; Assistant Secretary, September 2004 to June 2005

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002; Student at Indiana University School of Law – Indianapolis, J.D. Candidate in December 2007; Assistant Secretary of Dean Family of Funds since August 2004; Regional Administrative Assistant of The Standard Register Company from February 2003 to January 2004; Full time student at Indiana University from January 2002 to June 2002; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005, Assistant Secretary from September 2004 to June 2005; Assistant Secretary of AmeriPrime Funds from September 2004 to July 2005; Assistant Secretary of CCMI Funds from September 2004 to March 2005.

*	The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** The Trust currently consists of 34 series.

*** Effective January 1, 2007, Mr. Tritschler is an Independent Trustee.  Prior to January 1, 2007, he was considered an Interested Trustee, due to his ownership interest in the previous parent company of the Trust’s administrator and distributor.

**** Effective as of July 12, 2006, the Board appointed Mr. Gallagher as Vice President of the Trust. Effective as of August 8, 2006, the Board appointed Mr. Gallagher as Chief Financial Officer and Treasurer of the Trust to fill the vacancy created by the resignation of the previous Chief Financial Officer and Treasurer.

OTHER INFORMATION

The Fund’s Statement of Additional Informaion (“SAI”) includes information about the trustees and is available, without charge, upon request. You may call toll-free (800) 431-1716 to request a copy of the SAI or to make shareholder inquiries.

MANAGEMENT AGREEMENT APPROVAL

(UNAUDITED)

Renewal of the management agreement between the Advisor and the Trust (the “Agreement”), on behalf of the Fund, was approved by the Board, including each Trustee who is not an interested person of the Trust or an interested party to the Agreement (the “Independent Trustees”), at a meeting held on November 13, 2006. The Trustees were directed to the Board materials, provided in advance of the meeting, which were compiled to assist them in their decision-making as required by Section 15(c) of the 1940 Act. Legal counsel reviewed these materials with the Trustees, which included, among other information, confidential performance and expense analyses prepared with respect to the Fund by Unified. Counsel noted that these reports compared the Fund’s performance, investment advisory fee and total fund expenses to those of other mutual funds with similar investment objectives, management styles and assets under management (the “peer group”) as selected by Unified, as well as performance comparisons with funds in the same Morningstar category. The

Trustees indicated that they were satisfied with the performance of the Fund, noting that the Fund outperformed other large cap value equity funds for the one-year ended September 30, 2006.

The Trustees contacted the Chief Compliance Officer and portfolio manager of the Fund, via teleconference. The Trustees requested that the Advisor’s representative discuss the firm’s profitability and the performance of the Fund. At the Trustees’ request, the Advisor’s representative discussed the performance of the Fund. He noted that the relative characteristics of the Fund’s portfolio have remained unchanged since the last annual renewal. He also noted that he strives for high quality companies in the portfolio. He then advised the Board that there had been no changes at the advisory firm, and that the management policies and processes are in alignment with those for other accounts advised by the Advisor. After further discussion, the Trustees thanked the Advisor for his participation and the call ended.

In considering the Management Agreement on behalf of the Fund, the Trustees primarily considered that: (1) the Advisor has agreed to continue capping certain operating expenses of the Fund for the next fiscal year; (2) the Fund’s total expense ratio of 1.00% (after waiver and reimbursement by the Advisor) is substantially lower than its peer group’s average ratio; (3) the Advisor engages in soft dollar arrangements pursuant to which the Fund’s brokerage transactions are directed to a broker-dealer in exchange for research services that benefit the Advisor in providing portfolio management services to the Fund; (4)  the Fund outperformed other large cap value equity funds for the year-to-date and 12-months ended September 30, 2006; and (5) given the Fund’s small asset base, requiring breakpoints in the management fee based on increased assets not yet realized would not be necessary at this time. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement is in the best interests of the Fund and its shareholders.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by at (800) 431-1716 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Terrance P. Gallagher, Vice President and Chief Financial Officer and Treasurer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW

Suite 1650

Atlanta, GA 30339

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

GJMB Growth Fund

Annual Report

December 31, 2006

Fund Advisor:

Gamble, Jones, Morphy & Bent

301 East Colorado Boulevard, Suite 802

Pasadena, California 91101

Toll Free 1-888-912-4562

GJMB Growth Fund

Management’s Discussion & Analysis

The stock market in 2006 was essentially a tale of two halves. Market performance in the first half of the year was largely flat as it was weighed down by concerns over a rapidly slowing housing market, persistently high energy prices and continued interest rate hikes by the Federal Reserve in its attempt to contain inflation. However, the second half of the year brought about a considerable shift in market sentiment. One reason for the renewed optimism was that in August the Federal Reserve put a halt to its two-and-a-half year interest rate raising campaign. In addition, oil prices fell by about 20% as tensions in the Middle East eased somewhat and as a very mild hurricane season left the Gulf of Mexico’s offshore energy infrastructure unscathed. As these concerns diminished, focus shifted to the impressive earnings growth that corporate America has continued to produce. The net result was that the market (as represented by the S&P 500) produced a very solid total return of 15.78%.

The GJMB Growth Fund trailed the S&P 500 slightly in 2006. This was due both to our allocation to cash (which hovered around 10% for most of the year) and our overweighting of the more defensive consumer staples and health care sectors, which trailed the overall market for the year. The large position in health care, in particular, served as a drag on the Fund’s performance during the year. However, we continue to believe that this sector has been unduly ignored over the last few years and is poised to benefit as investors seek out stable growth in an economy that we believe will likely continue to slow down from the rapid growth of the past few years.

While we expect the economy to slow down in 2007, we are confident that it is poised to achieve the proverbial soft landing, in which economic growth slows just enough to keep inflation in check but not so much as to trigger a recession. As such, we continue to maintain an optimistic market outlook. We are particularly bullish on blue chip stocks, which have been overshadowed over the last several years by riskier investment classes. As the economy and corporate profits slow down, we believe that it is likely that there will be a rotation out of higher risk assets into the stocks of companies with solid balance sheets and proven track records of stable growth in a variety of economic environments. We believe the Fund is well positioned to benefit from such a shift.

The views expressed are those of the advisor as of December 31, 2006 and are not intended as a forecast or as investment recommendations.

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on December 31, 1998 (commencement of Fund operations) and held through December 31, 2006. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, please call 1-888-912-4562. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

FUND HOLDINGS – (Unaudited)

1As a percent of net assets

The Fund invests primarily in common stocks of U.S. companies, which the Fund’s advisor believes offer superior prospects for growth.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees and Trustee fees and expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

GJMB Growth Fund	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During the Period* July 1, 2006 – December 31, 2006
Actual	$1,000.00	$1,106.68	$6.53
Hypothetical **	$1,000.00	$1,019.00	$6.26

* Expenses are equal to the Fund’s annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

** Assumes a 5% return before taxes.

GJMB Growth Fund
Schedule of Investments
December 31, 2006

Common Stocks - 92.41%	Shares	Value

Beverages - 4.56%
The Coca-Cola Co.	12,000	$579,000

Biological Products - 4.03%
Amgen, Inc. (a)	7,500	512,325

Computer Communications Equipment - 4.30%
Cisco Systems, Inc. (a)	20,000	546,600

Converted Paper & Paperboard Products - 4.81%
Kimberly-Clark Corp.	9,000	611,550

Crude Petroleum & Natural Gas - 3.34%
Royal Dutch Shell PLC (b)	6,000	424,740

Electronic & Other Electrical Equipment - 6.53%
Emerson Electric Co.	7,000	308,490
General Electric Co.	14,000	520,940
		829,430

Fire, Marine & Casualty Insurance - 3.38%
American International Group, Inc.	6,000	429,960

Lumber & Wood Products - 1.95%
Weyerhaeuser Co.	3,500	247,275

National Commercial Banks - 7.08%
Bank of America Corp.	8,500	453,815
Citigroup, Inc.	8,000	445,600
		899,415

Petroleum Refining - 11.43%
BP PLC (b)	7,500	503,250
Chevron Corp.	8,500	625,005
ConocoPhillips	4,500	323,775
		1,452,030

Pharmaceutical Preparations - 10.73%
Abbott Laboratories	12,500	608,875
Johnson & Johnson	7,500	495,150
Pfizer, Inc.	10,000	259,000
		1,363,025

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund
Schedule of Investments - continued
December 31, 2006

Common Stocks - 92.41% - continued	Shares	Value

Radio & TV Broadcasting & Communications Equipment - 3.87%
QUALCOMM, Inc.	13,000	$491,270

Retail - Drug Stores and Proprietary Stores - 3.07%
Walgreen Co.	8,500	390,065

Retail - Variety Stores - 2.02%
Target Corp.	4,500	256,725

Semiconductors & Related Devices - 3.50%
Intel Corp.	22,000	445,500

Services - Miscellaneous Amusement & Recreation - 2.56%
The Walt Disney Co.	9,500	325,565

Services - Prepackaged Software - 4.82%
Microsoft Corp.	20,500	612,130

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 4.55%
Procter & Gamble Co.	9,000	578,430

Surgical & Medical Instruments & Apparatus - 3.68%
3M Co.	6,000	467,580

Telephone Communications - 2.20%
Verizon Communications, Inc.	7,500	279,300

TOTAL COMMON STOCKS (Cost $10,335,220)		11,741,915

Money Market Securities - 7.57%
Huntington Money Market Fund - Investment Shares, 4.17% (c)	962,144	962,144

TOTAL MONEY MARKET SECURITIES (Cost $962,144)		962,144

TOTAL INVESTMENTS (Cost $11,297,364) - 99.98%		$12,704,059

Other assets less liabilities - 0.02%		3,050

TOTAL NET ASSETS - 100.00%		$12,707,109

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at December 31, 2006

*See accompanying notes which are an integral part of these financial statements

GJMB Growth Fund
Statement of Assets and Liabilities
December 31, 2006

Assets
Investments in securities, at market value (cost $11,297,364)	$12,704,059
Interest receivable	3,423
Dividends receivable	12,835
Total assets	12,720,317

Liabilities
Accrued advisory fees	12,893
Accrued trustee fees	315
Total liabilities	13,208

Net Assets	$12,707,109

Net Assets consist of:
Paid in capital	$12,825,430
Accumulated undistributed net investment income	6,166
Accumulated net realized (loss) on investments	(1,531,182)
Net unrealized appreciation on investments	1,406,695

Net Assets	$12,707,109

Shares outstanding (unlimited amount authorized)	1,142,698

Net Asset Value, offering and redemption price per share	$11.12

*See accompanying notes which are an integral part of these financial statements

GJMB Growth Fund
Statement of Operations
For the year ended December 31, 2006

Investment Income
Dividend income (net of foreign taxes on dividends of $1,635)	$286,205
Interest income	50,772
Total Income	336,977

Expenses
Investment advisory fee	149,207
Trustee expenses	3,934
Total Expenses	153,141
Net Investment Income	183,836

Realized & Unrealized Gain
Net realized gain on investment securities	205,750
Change in unrealized appreciation (depreciation)
on investment securities	1,137,150
Net realized and unrealized gain on investment securities	1,342,900
Net increase in net assets resulting from operations	$1,526,736

*See accompanying notes which are an integral part of these financial statements

GJMB Growth Fund
Statements of Changes In Net Assets

	Year ended	Year ended
	December	December
Increase in Net Assets Due to:	31, 2006	31, 2005
Operations
Net investment income	$183,836	$158,221
Net realized gain on investment securities	205,750	295,888
Change in unrealized appreciation (depreciation) on investment securities	1,137,150	(190,464)
Net increase in net assets resulting from operations	1,526,736	263,645
Distributions
From net investment income	(184,201)	(161,404)
Total distributions	(184,201)	(161,404)
Capital Share Transactions
Proceeds from shares sold	630,129	505,687
Reinvestment of distributions	179,581	159,672
Amount paid for shares repurchased	(2,091,249)	(1,537,987)
Net increase (decrease) in net assets resulting
from share transactions	(1,281,539)	(872,628)
Total Increase (Decrease) in Net Assets	60,996	(770,387)

Net Assets
Beginning of year	12,646,113	13,416,500

End of year	$12,707,109	$12,646,113

Accumulated undistributed net investment income included in net assets	$6,166	6,531

Capital Share Transactions
Shares sold	61,273	51,369
Shares issued in reinvestment of distributions	16,134	15,938
Shares repurchased	(202,273)	(155,999)

Net (decrease) from capital share transactions	(124,866)	(88,692)

*See accompanying notes which are an integral part of these financial statements

GJMB Growth Fund
Financial Highlights
(For a share outstanding during the period)

	Year ended December 31, 2006	Year ended December 31, 2005	Year ended December 31, 2004	Year ended December 31, 2003	Year ended December 31, 2002
Selected Per Share Data
Net asset value, beginning of period	$9.98	$9.89	$9.73	$8.24	$9.66
Income from investment operations
Net investment income	0.16	0.13	0.08	0.01	0.02
Net realized and unrealized gain (loss)	1.14	0.09	0.16	1.51	(1.44)
Total from investment operations	1.30	0.22	0.24	1.52	(1.42)
Less Distributions to Shareholders:
From net investment income	(0.16)	(0.13)	(0.08)	(0.03)	-
From net realized gain	-	-	-	-	-
Total distributions	(0.16)	(0.13)	(0.08)	(0.03)	-

Net asset value, end of period	$11.12	$9.98	$9.89	$9.73	$8.24

Total Return (a)	13.05%	2.20%	2.42%	18.47%	-14.70%

Ratios and Supplemental Data
Net assets, end of period (000)	$12,707	$12,646	$13,416	$13,936	$11,049
Ratio of expenses to average net assets	1.23%	1.24%	1.20%	1.20%	1.20%
Ratio of expenses to average net assets
before waiver & reimbursement	1.23%	1.24%	1.21%	1.21%	1.22%
Ratio of net investment income to
average net assets	1.48%	1.22%	0.75%	0.16%	0.24%
Ratio of net investment income to average net
assets before waiver & reimbursement	1.48%	1.22%	0.74%	0.14%	0.22%
Portfolio turnover rate	36.03%	162.82%	95.40%	81.15%	115.69%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

*See accompanying notes which are an integral part of these financial statements

GJMB Growth Fund

Notes to the Financial Statements

December 31, 2006

NOTE 1.	ORGANIZATION

GJMB Growth Fund (the “Fund”) was organized as a non-diversified series of the Unified Series Trust (the “Trust”) on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). On January 3, 2003 the Fund acquired all of the assets and liabilities of the GJMB Growth Fund, a series of the AmeriPrime Funds (the “Predecessor Fund”) in a tax-free reorganization. The Predecessor Fund commenced operations on December 31, 1998. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees (the “Board”). The investment objective of the Fund is long-term capital appreciation. The investment advisor to the Fund is Gamble, Jones, Morphy & Bent, Inc. (the “Advisor”).

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

GJMB Growth Fund

Notes to the Financial Statements

December 31, 2006 – continued

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Trust does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Accounting for Uncertainty in Income Taxes - In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized, or accreted, using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board). Except for trustee fees, the trust-level expenses which are allocated to the Fund, are paid by the Advisor.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are primarily caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the fiscal year ended December 31, 2006, there were no such reclassifications.

GJMB Growth Fund

Notes to the Financial Statements

December 31, 2006 – continued

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund, except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested Trustees, extraordinary expenses and 12b-1 expenses, if any. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.20% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Advisor. For the fiscal year ended December 31, 2006, the Advisor earned a fee of $149,207 from the Fund. At December 31, 2006, the Fund owed the Advisor $12,893 for its advisory services.

The Fund retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”).

Unified Financial Securities, Inc. (the “Distributor) acts as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor for the fiscal year ended December 31, 2006. An officer of the Trust is an officer of the Distributor and may be deemed to be an affiliate of the Distributor. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

NOTE 4.	INVESTMENTS

For the fiscal year ended December 31, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of December 31, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At December 31, 2006, the aggregate cost of securities for federal income tax purposes was $11,308,380.

GJMB Growth Fund

Notes to the Financial Statements

December 31, 2006 – continued

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2006, Charles Schwab & Co. and National Financial Services Corp., held in omnibus accounts for the benefit of their customers, 62.38% and 36.12%, respectively, of the Fund’s shares.

NOTE 7.	CAPITAL LOSS CARRYFORWARD

At December 31, 2006, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,520,166, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

Expiring December 31,	Amount
2010	$ 1,294,272
2011	$225,894

To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2006, the Fund paid an income distribution of $0.1576 per share to shareholders of record on December 27, 2006. On March 29, 2006, an income dividend distribution of $0.0053 per share was paid to shareholders of record as of March 28, 2006.

The tax character of distributions paid during fiscal years 2006 and 2005 was as follows:

GJMB Growth Fund

Notes to the Financial Statements

December 31, 2006 – continued

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS – continued

As of December 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales in the amount of $11,016.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

GJMB Growth Fund

(Unified Series Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of GJMB Growth Fund (the “Fund”), a series of the Unified Series Trust, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two periods then ended, and the financial highlights for each of the three periods then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to December 31, 2004 were audited by another independent accounting firm, which expressed unqualified opinions on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GJMB Growth Fund as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and its financial highlights for each of the three years then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

(f.k.a. Cohen McCurdy, Ltd.)

Westlake, Ohio

February 27, 2o07

TRUSTEES AND OFFICERS - (Unaudited)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and officers.

Independent Trustees

Name, Address*, (Date of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (1947) Independent Trustee, December 2002 to present

Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. since 1992; Chairman of the investment committee for W.H. Donner Foundation and Donner Canadian Foundation, since June 2005; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005; Trustee of Access Variable Insurance Trust from April 2003 to August 2005; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Stephen A. Little (1946) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (1950) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004, Vice President and General Manager from 1990 to 2003; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of The Unified Funds from 1994 to 2002; Trustee of Firstar Select Funds, a REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Ronald C. Tritschler (1952)*** Trustee, December 2002 to present

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001, Executive Vice President and Director from 1990 to 2000; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Principal Officers

Name, Address*, (Date of Birth), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Anthony J. Ghoston (1959) President, July 2004 to present

President of Unified Fund Services, Inc., the Trust’s administrator, since June 2005, Executive Vice President from June 2004 to June 2005, Senior Vice President from April 2003 to June 2004; Senior Vice President and Chief Information Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 1997 to November 2004; President of AmeriPrime Advisors Trust from July 2004 to September 2005; President of AmeriPrime Funds from July 2004 to July 2005; President of CCMI Funds from July 2004 to March 2005.

Terrance P. Gallagher, JD, CPA (1958)**** Vice President, July 2006 to present; Chief Financial Officer and Treasurer, August 2006 to present

Senior Vice President, Director of Compliance of Unified Fund Services, Inc., the Trust's administrator, since November, 2004; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since October 2005; Partner in Precision Marketing Partners and The Academy of Financial Services Studies, LLC from December 1998 to October 2004;  Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds from February 1987 to November 1998.

Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, from December 2004 to October 2005 and from 1997 to 2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 2000 to 2004.

Heather Bonds (1975) Secretary, July 2005 to present; Assistant Secretary, September 2004 to June 2005

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002; Student at Indiana University School of Law – Indianapolis, J.D. Candidate in December 2007; Assistant Secretary of Dean Family of Funds since August 2004; Regional Administrative Assistant of The Standard Register Company from February 2003 to January 2004; Full time student at Indiana University from January 2002 to June 2002; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005, Assistant Secretary from September 2004 to June 2005; Assistant Secretary of AmeriPrime Funds from September 2004 to July 2005; Assistant Secretary of CCMI Funds from September 2004 to March 2005.

*	The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** The Trust currently consists of 34 series.

*** Effective January 1, 2007, Mr. Tritschler is an Independent Trustee.  Prior to January 1, 2007, he was considered an Interested Trustee, due to his ownership interest in the previous parent company of the Trust’s administrator and distributor.

**** Effective as of July 12, 2006, the Board appointed Mr. Gallagher as Vice President of the Trust. Effective as of August 8, 2006, the Board appointed Mr. Gallagher as Chief Financial Officer and Treasurer of the Trust to fill the vacancy created by the resignation of the previous Chief Financial Officer and Treasurer.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes information about the trustees and is available, without charge, upon request. You may call toll-free (888) 912-4562 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (888) 912-4562; and (2) from Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Terrance P. Gallagher, Vice President and Chief Financial Officer and Treasurer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Gamble, Jones, Morphy & Bent

301 East Colorado Blvd.

Suite 802

Pasadena, CA 91101

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)          For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)           Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)           Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)           Posting: We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f)           Availability: The Code of Ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3. Audit Committee Financial Expert.

(a)           The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered a possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

GJMB Growth Fund

FY 2006	$ 10,760
FY 2005	$ 10,415

Crawford Dividend Growth Fund

FY 2006	$ 12,760

FY 2005	$ 10,410

(b)	Audit-Related Fees

GJMB Growth Fund	Registrant	Adviser
FY 2006	$ 0	$ 0
FY 2005	$ 0	$ 0

Nature of the fees:

Crawford Dividend Growth Fund

Registrant	Adviser
FY 2006	$ 0	$ 0
FY 2005	$ 0	$ 0

Nature of the fees:

(c)	Tax Fees

GJMB Growth Fund
FY 2006	$ 1,950
FY 2005	$ 1,575

Nature of the fees:	preparation of the 1120 RIC

Crawford Dividend Growth Fund

FY 2006	$ 1,950
FY 2005	$ 1,800

Nature of the fees:	preparation of the 1120 RIC

(d)	All Other Fees

GJMB Growth Fund
Registrant	Adviser
FY 2006	$ 0
FY 2005	$ 0

Nature of the fees:

Crawford Dividend Growth Fund
Registrant	Adviser
FY 2006	$ 0
FY 2005	$ 0

Nature of the fees:

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:	100%
Tax Fees:	100%
All Other Fees:	100%

(f)           During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)           The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant	Adviser
FY 2006	$ 0	$0
FY 2005	$ 0	$0

(h)           Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments.	Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of December 21, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code is filed herewith

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Anthony Ghoston
Anthony Ghoston, President

Date	3/9/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Anthony Ghoston
Anthony Ghoston, President
3/9/2007
Date

By	/s/ Terry Gallagher
Terry Gallagher, Interim Chief Financial Officer and Treasurer

Date	3/9/2007